Pension and Other Post-retirement Obligations - Summary of Net Liability Recognised in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Defined benefit pension schemes/post-employment obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of defined benefit scheme assets	$ (633)	$ (687)
Scheme deficit	257	234
Unrecognised surplus	0	0
Unrecognised past service credits	0	0
Adjustment for employer contributions tax	0	0
Net liability recognised in the Consolidated Balance Sheet	257	234
Defined benefit pension schemes/post-employment obligations [member] | Funded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of defined benefit obligation	616	665
Defined benefit pension schemes/post-employment obligations [member] | Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of defined benefit obligation	274	256
Post-retirement medical schemes [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Scheme deficit	192	204
Unrecognised surplus	0	0
Unrecognised past service credits	0	0
Adjustment for employer contributions tax	0	0
Net liability recognised in the Consolidated Balance Sheet	192	204
Post-retirement medical schemes [member] | Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of defined benefit obligation	$ 192	$ 204